Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 508	$ 182,944		$ (325)	$ (135,441)	$ 415	$ 48,101
Balance, shares at Dec. 31, 2008	21,534,788
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		3,662					3,662
Exercise of options, warrants and receipts in respect of employee share purchase plan	63	458					521
Exercise of options, warrants and receipts in respect of employee share purchase plan, shares	2,411,528
Adjustment to contingent consideration in connection with the purchase of a subsidiary/ business operation		162					162
Foreign currency translation adjustments				894		(2)	892
Increase of the Company's ownership interests in a subsidiary		247				(247)
Net unrealized gain(loss) on available- for-sale securities				1			1
Net loss					(23,182)	(189)	(23,371)
Balance at Dec. 31, 2009	571	187,473		570	(158,623)	(23)	29,968
Balance, shares at Dec. 31, 2009	23,946,316
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		3,419					3,419
Exercise of options, warrants and receipts in respect of employee share purchase plan	39	41					80
Exercise of options, warrants and receipts in respect of employee share purchase plan, shares	1,437,694
Payments to acquire treasury shares			(1,136)				(1,136)
Foreign currency translation adjustments				(316)		1	(315)
Net unrealized gain(loss) on available- for-sale securities				391			391
Net loss					(6,189)	(102)	(6,291)
Balance at Dec. 31, 2010	610	190,933	(1,136)	645	(164,812)	(124)	26,116
Balance, shares at Dec. 31, 2010	25,384,010
Changes during the year
Stock-based compensation related to options and shares issued to employees and others		1,933					1,933
Exercise of options, warrants and receipts in respect of employee share purchase plan	22	186					208
Exercise of options, warrants and receipts in respect of employee share purchase plan, shares	799,230
Shares issued in connection with the purchase of business operation	4	358					362
Shares issued in connection with the purchase of business operation, shares	130,521
Adjustment to contingent consideration in connection with the purchase of a subsidiary/ business operation		(116)					(116)
Issuance of shares, net of issuance expenses of $268	172	16,447					16,619
Issuance of shares, net of issuance expenses of $268, shares	6,000,000
Payments to acquire treasury shares			(864)				(864)
Foreign currency translation adjustments				(443)		5	(438)
Net unrealized gain(loss) on available- for-sale securities				(285)			(285)
Net loss					(6,925)	(168)	(7,093)
Balance at Dec. 31, 2011	$ 808	$ 209,741	$ (2,000)	$ (83)	$ (171,737)	$ (287)	$ 36,442
Balance, shares at Dec. 31, 2011	32,313,761